Fair Value Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - GIGCAPITAL7 CORP [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash and marketable securities held in Trust Account	$ 213,506,528	$ 211,637,310	$ 203,188,704
Liabilities:
Derivative liability	15,706	0
Fair Value on Recurring Basis | Level 1
Assets:
Cash and marketable securities held in Trust Account	213,506,528	211,637,310	203,188,704
Fair Value on Recurring Basis | Level 2
Liabilities:
Warrant liability	1,182,642	1,524,790	$ 241,735
Fair Value on Recurring Basis | Level 3
Liabilities:
Derivative liability	$ 15,706	$ 0